Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net profit	€ 191,602	€ 75,022	€ 187,111
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	101,291	83,413	81,261
Loss on disposal of property, plant and equipment	229		97
Change in expected credit loss	(839)		207
Finance cost, net	127,300	107,036	112,503
Net exchange differences	7,170	36,056	(46,363)
Non-cash operating items	2,813	65,726	(669)
Income tax expense	102,180	78,630	63,413
Income tax paid	(14,960)	(6,698)	(18,408)
MIP personal income tax paid	(11,426)
Reimbursment MIP personal income tax paid	11,587
Changes in working capital
Inventories	(47,959)	(95,620)	(159,105)
Right to return assets	(335)	1,327	(641)
Trade and other receivables	(27,451)	(26,663)	(5,286)
Trade and other payables	12,506	10,648	11,201
Accrued Liabilities	(8,366)	18,870	1,677
Other current financial liabilities	1,962	(3,775)	(31,401)
Other current provision	(4,902)	2,427	13,149
Contract liabilities	1,157	5,085	(401)
Prepayments	(8,389)	(565)	7,592
Other current financial assets	(4,553)
Other	(1,916)	7,814	18,199
Net cash flows provided by operating activities	428,701	358,733	234,136
Cash flows from investing activities
Interest received, net of taxes withheld	6,347	1,846
Purchase of property, plant and equipment	(65,434)	(102,152)	(70,777)
Proceeds from sales of property, plant and equipment	18	339	1,977
Purchase of intangible assets	(8,466)	(795)	(1,814)
Proceeds from sales of intangible assets		29	5
Receipt of government grant	8,739
Business combination, net of cash acquired			(1,037)
Net cash flows (used in) investing activities	(58,796)	(100,733)	(71,646)
Cash flows from financing activities
IPO Proceeds, net of transaction costs	449,214
Proceeds from loans and borrowings	634,524
Repayment of loans and borrowings	(1,296,032)	(52,782)	(9,516)
Payment of transaction costs related to refinancing	(5,463)
Interest paid	(90,093)	(111,986)	(67,978)
Payments of lease liabilities	(37,793)	(28,796)	(25,406)
Interest of lease liabilities	(9,402)	(5,721)	(2,417)
Net cash flows (used in) financing activities	(355,045)	(199,285)	(105,317)
Net increase in cash and cash equivalents	14,860	58,715	57,173
Cash and cash equivalents at beginning of period	344,407	307,078	235,343
Net foreign exchange difference	(3,424)	(21,386)	14,562
Cash and cash equivalents at end of period	€ 355,843	€ 344,407	€ 307,078